Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
AmendmentDescription	Amendment No. 1
Document Period End Date	Sep. 30, 2016
Trading Symbol	MBCN
Entity Registrant Name	MIDDLEFIELD BANC CORP
Entity Central Index Key	0000836147
Entity Filer Category	Smaller Reporting Company